Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Level 1
Financial Assets
Financial assets	$ 8.3	$ 6.5
Financial Liabilities
Financial liabilities	6.0	4.8
Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	1.6	1.6
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.7	0.1
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	6.0	4.8
Level 2
Financial Assets
Financial assets	13.5	14.5
Financial Liabilities
Financial liabilities	4.2	5.3
Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	1.8	1.8
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.5	0.5
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.2	0.2
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.1
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	4.1	4.5
Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	2.2	1.9
Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.4	0.3
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	4.2	5.3
Level 3
Financial Assets
Financial assets	0.0	0.0
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0	0.0
Total
Financial Assets
Financial assets	21.8	21.0
Financial Liabilities
Financial liabilities	10.2	10.1
Total | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	1.8	1.8
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.5	0.5
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.2	0.2
Total | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets	0.1
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	4.1	4.5
Total | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	2.2	1.9
Total | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.4	0.3
Total | Short-term investments
Financial Assets
Financial assets	1.6	1.6
Total | Cash equivalents
Financial Assets
Financial assets	0.7	0.1
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 10.2	$ 10.1